Commitments and Contingencies - Schedule of List of Payment Guarantees Provided by Third Parties (Details) $ in Thousands	6 Months Ended
Jun. 30, 2026 USD ($)
K-SURE (Korea Trade Insurance Corporation) [Member]
Schedule of List of Payment Guarantees Provided by Third Parties [Line Items]
Type	Trade Bill Loan
Guaranteed Amount	$ 84
Beneficiary	Industrial Bank of Korea
KODIT (Korea Credit Guarantee Fund) [Member]
Schedule of List of Payment Guarantees Provided by Third Parties [Line Items]
Type	Operating Funds Loan
Guaranteed Amount	$ 1,064
Beneficiary	Industrial Bank of Korea
SGI (Seoul Guarantee Insurance) [Member]
Schedule of List of Payment Guarantees Provided by Third Parties [Line Items]
Type	Government Grant
Guaranteed Amount	$ 13
Beneficiary	Korea Occupational Safety and Health Agency
SGI (Seoul Guarantee Insurance) [Member]
Schedule of List of Payment Guarantees Provided by Third Parties [Line Items]
Type	Contract Performance Guarantee
Guaranteed Amount	$ 10
Beneficiary	LS ELECTRIC Co., Ltd., Korea Institute for Robot Industry Advancement (KIRIA)
SGI (Seoul Guarantee Insurance) [Member]
Schedule of List of Payment Guarantees Provided by Third Parties [Line Items]
Type	Defects Liability Guarantee Insurance
Guaranteed Amount	$ 9
Beneficiary	LS ELECTRIC Co., Ltd., Korea Institute for Robot Industry Advancement (KIRIA)
SGI (Seoul Guarantee Insurance) [Member]
Schedule of List of Payment Guarantees Provided by Third Parties [Line Items]
Type	Payment Guarantee Insurance
Guaranteed Amount	$ 33
Beneficiary	AirFirst Co., Ltd.
SGI (Seoul Guarantee Insurance) [Member]
Schedule of List of Payment Guarantees Provided by Third Parties [Line Items]
Type	Payment Guarantee Insurance
Guaranteed Amount	$ 59
Beneficiary	Korea Land and Housing Corp.
SGI (Seoul Guarantee Insurance) [Member]
Schedule of List of Payment Guarantees Provided by Third Parties [Line Items]
Type	Payment Guarantee Insurance
Guaranteed Amount	$ 66
Beneficiary	KEPCO (Korea Electric Power Corporation)
SGI (Seoul Guarantee Insurance) [Member]
Schedule of List of Payment Guarantees Provided by Third Parties [Line Items]
Type	Payment Guarantee Insurance
Guaranteed Amount	$ 16
Beneficiary	Korea Industrial Technology Association (KOITA)
SGI (Seoul Guarantee Insurance) [Member]
Schedule of List of Payment Guarantees Provided by Third Parties [Line Items]
Type	Advance Payment Guarantee
Guaranteed Amount	$ 24
Beneficiary	LS ELECTRIC Co., Ltd., Korea Institute for Robot Industry Advancement (KIRIA)
KIBO(Korea Technology Finance Corporation) [Member]
Schedule of List of Payment Guarantees Provided by Third Parties [Line Items]
Type	Working capital loans Guarantee
Guaranteed Amount	$ 195
Beneficiary	Hana Bank